Concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Concentrations Disclosure Abstract
Schedule of company’s revenue
	For the years ended December 31,
	2022	% of revenue	2021	% of revenue	2020	% of revenue
Company A	$8,093,618	23.5%	$9,611,739	27.3%	$10,237,481	27.3%
Company B	5,911,995	17.1%	6,636,377	18.9%	7,284,968	19.5%
Company C	3,294,297	9.6%	3,559,424	10.1%	3,296,691	8.8%
Company D	4,174,278	12.1%	4,140,975	11.8%	4,007,021	10.7%
	$21,474,188	62.3%	$23,948,515	68.1%	$24,826,161	66.3%

Schedule of trade receivable
	As of December 31,
	2022	% account receivable	2021	% account receivable
Company A	$672,314	12.4%	$737,264	14.9%
Company B	371,798	6.9%	718,128	14.5%
Company C	556,414	10.3%	690,906	14.0%
Company D	1,066,264	19.7%	949,496	19.2%
	$2,666,790	49.3%	$3,095,794	62.7%